Right-of-use assets and lease liabilities - Summary of useful lives for the depreciation of right-of-use-assets (Detail)	12 Months Ended
Dec. 31, 2020
Land [member] | Bottom of range [member]
Disclosure of depreciation rates right of use assets [Line Items]
Right of Use Assets Estimated Use Full life	3 years
Land [member] | Top of range [member]
Disclosure of depreciation rates right of use assets [Line Items]
Right of Use Assets Estimated Use Full life	21 years
Building Improvements [Member] | Bottom of range [member]
Disclosure of depreciation rates right of use assets [Line Items]
Right of Use Assets Estimated Use Full life	2 years
Building Improvements [Member] | Top of range [member]
Disclosure of depreciation rates right of use assets [Line Items]
Right of Use Assets Estimated Use Full life	16 years
Machinery and Equipment [member]
Disclosure of depreciation rates right of use assets [Line Items]
Right of Use Assets Estimated Use Full life	3 years
Vehicles [member] | Bottom of range [member]
Disclosure of depreciation rates right of use assets [Line Items]
Right of Use Assets Estimated Use Full life	1 year
Vehicles [member] | Top of range [member]
Disclosure of depreciation rates right of use assets [Line Items]
Right of Use Assets Estimated Use Full life	5 years
Other assets [member]
Disclosure of depreciation rates right of use assets [Line Items]
Right of Use Assets Estimated Use Full life	4 years